ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS, Accounts Receivable (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable [Abstract]
Balances at the beginning of the period		S/ 919,419	S/ 791,704	S/ 842,043
Reported claims of premiums ceded, Note 26		542,341	283,041	321,375
Reserve risk in progress of premiums ceded, Note 25 a (***)		8,996	23,186	(14,935)
Premiums assumed		803	0	668
Settled claims of premiums ceded by reinsurance contracts		(419,342)	(229,729)	(226,769)
Collections and others, net	[1]	146,162	51,217	(130,678)
Balances at the end of the period		1,198,379	919,419	S/ 791,704
Accounts Receivable from Reinsurers [Member]
Information Related to Reinsurers [Abstract]
Technical reserves for premiums ceded to reinsurers		299,000	282,200
Collections made to reinsurers		110,300
Effect of exchange difference		S/ 64,900	55,000
Decrease in collections made to reinsurers			S/ (10,000)

[1]	As of December 31, 2021, the balance consists mainly of collections made to reinsurers by S/110.3 million and the effect of exchange difference for approximately S/64.9 million; As of December 31, 2020, collections made were reduced for S/10.0 million and the effect of exchange difference for S/55.0 million.